Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance Disclosure

In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we are providing the following disclosure regarding “Compensation Actually Paid,” as determined by SEC rules for our principal executive officer (“PEO”) and Non-PEO NEOs and Company performance for the fiscal years listed below. The compensation committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

	Summary Compensation Table Total for	Compensation Actually Paid to	Average Summary Compensation Table Total for	Average Compensation Actually Paid	Value of Initial Fixed $100 Investment based on:(4)		Net (Loss)	Net Product
Year	Douglas S. Ingram(1) ($)	Douglas S. Ingram(1)˒(2)˒(3) ($)	Non-PEO NEOs(1) ($)	to Non-PEO NEOs(1),(2),(3) ($)	TSR ($)	Peer Group TSR ($)	Income(5) ($ Thousands)	Revenues(6) ($ Thousands)
2025	7,840,666	(17,285,756)	3,817,788	1,158,670	12.62	124.80	(713,410)	1,864,296
2024	1,978,086	(14,532,010)	2,661,279	5,829,423	71.32	93.53	235,239	1,787,960
2023	1,661,338	(34,570,955)	3,630,883	1,866,727	56.56	94.06	(535,977)	1,144,876
2022	124,938,694	162,924,862	4,613,363	6,814,238	76.00	89.92	(703,488)	843,769
2021	1,546,324	(304,803,195)	6,273,896	(584,551)	52.82	100.03	(418,780)	612,401
(1)
Douglas S. Ingram was our PEO for each year presented. The individuals comprising the Non-PEO named executive officers for each year presented are listed below.

2025	2024	2023	2022	2021
Ryan H. Wong	Ian M. Estepan	Ian M. Estepan	Ian M. Estepan	Ian M. Estepan
Ian M. Estepan	Louise Rodino-Klapac, Ph.D.	Louise Rodino-Klapac, Ph.D.	Louise Rodino-Klapac, Ph.D.	Louise Rodino-Klapac, Ph.D.
Louise Rodino-Klapac, Ph.D.	Bilal Arif	Ryan Brown	Ryan Brown	William Ciambrone
Cristin L. Rothfuss	Dallan Murray	Bilal Arif	William Ciambrone	Ryan Brown
Dallan Murray	Ryan Brown			Gilmore O’Neill, M.B., M.M.Sc.

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Douglas S. Ingram ($)	Exclusion of Stock Awards and Option Awards for Douglas S. Ingram ($)	Inclusion of Equity Values for Douglas S. Ingram ($)	Compensation Actually Paid to Douglas S. Ingram ($)
2025	7,840,666	(6,000,005)	(19,126,416)	(17,285,756)
2024	1,978,086	—	(16,510,096)	(14,532,010)
2023	1,661,338	—	(36,232,292)	(34,570,955)
2022	124,938,694	(123,314,818)	161,300,986	162,924,862
2021	1,546,324	—	(306,349,519)	(304,803,195)

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	3,817,788	(2,901,283)	242,165	1,158,670
2024	2,661,279	(1,617,270)	4,785,414	5,829,423
2023	3,630,883	(2,690,864)	926,708	1,866,727
2022	4,613,363	(3,702,434)	5,903,309	6,814,238
2021	6,273,896	(5,287,679)	(1,570,768)	(584,551)

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Douglas S. Ingram ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Douglas S. Ingram ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Douglas S. Ingram ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Douglas S. Ingram ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Douglas S. Ingram ($)	Total - Inclusion of Equity Values for Douglas S. Ingram ($)
2025	5,800,544	—	—	(24,926,960)	—	(19,126,416)
2024	—	(16,510,096)	—	—	—	(16,510,096)
2023	—	(55,743,548)	—	19,511,256	—	(36,232,292)
2022	—	103,710,486	—	57,590,500	—	161,300,986
2021	—	(302,577,000)	—	(3,772,519)	—	(306,349,519)

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	2,602,629	(1,008,535)	—	(1,139,147)	(212,783)	242,165
2024	1,385,291	1,838,595	771,875	789,653	—	4,785,414
2023	3,003,475	(1,779,126)	—	(297,641)	—	926,708
2022	4,644,883	1,766,504	—	30,999	(539,077)	5,903,309
2021	4,015,070	(2,320,914)	—	(2,427,761)	(837,163)	(1,570,768)
(4)
The Peer Group TSR set forth in this table utilizes the NASDAQ Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the NASDAQ Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
(5)
The amounts reported represent Net (Loss) Income of the Company reported in our Annual Report on Form 10-K for the applicable fiscal year.
(6)
We determined Net Product Revenues to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2025. This performance measure may not have been the most important financial performance measure for prior years and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Net Product
Named Executive Officers, Footnote
(1)
Douglas S. Ingram was our PEO for each year presented. The individuals comprising the Non-PEO named executive officers for each year presented are listed below.

2025	2024	2023	2022	2021
Ryan H. Wong	Ian M. Estepan	Ian M. Estepan	Ian M. Estepan	Ian M. Estepan
Ian M. Estepan	Louise Rodino-Klapac, Ph.D.	Louise Rodino-Klapac, Ph.D.	Louise Rodino-Klapac, Ph.D.	Louise Rodino-Klapac, Ph.D.
Louise Rodino-Klapac, Ph.D.	Bilal Arif	Ryan Brown	Ryan Brown	William Ciambrone
Cristin L. Rothfuss	Dallan Murray	Bilal Arif	William Ciambrone	Ryan Brown
Dallan Murray	Ryan Brown			Gilmore O’Neill, M.B., M.M.Sc.

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

Peer Group Issuers, Footnote
(5)
The amounts reported represent Net (Loss) Income of the Company reported in our Annual Report on Form 10-K for the applicable fiscal year.
(6)
We determined Net Product Revenues to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2025. This performance measure may not have been the most important financial performance measure for prior years and we may determine a different financial performance measure to be the most important financial performance measure in future years.

PEO Total Compensation Amount	$ 7,840,666	$ 1,978,086	$ 1,661,338	$ 124,938,694	$ 1,546,324
PEO Actually Paid Compensation Amount	$ (17,285,756)	(14,532,010)	(34,570,955)	162,924,862	(304,803,195)
Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Douglas S. Ingram ($)	Exclusion of Stock Awards and Option Awards for Douglas S. Ingram ($)	Inclusion of Equity Values for Douglas S. Ingram ($)	Compensation Actually Paid to Douglas S. Ingram ($)
2025	7,840,666	(6,000,005)	(19,126,416)	(17,285,756)
2024	1,978,086	—	(16,510,096)	(14,532,010)
2023	1,661,338	—	(36,232,292)	(34,570,955)
2022	124,938,694	(123,314,818)	161,300,986	162,924,862
2021	1,546,324	—	(306,349,519)	(304,803,195)

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Douglas S. Ingram ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Douglas S. Ingram ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Douglas S. Ingram ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Douglas S. Ingram ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Douglas S. Ingram ($)	Total - Inclusion of Equity Values for Douglas S. Ingram ($)
2025	5,800,544	—	—	(24,926,960)	—	(19,126,416)
2024	—	(16,510,096)	—	—	—	(16,510,096)
2023	—	(55,743,548)	—	19,511,256	—	(36,232,292)
2022	—	103,710,486	—	57,590,500	—	161,300,986
2021	—	(302,577,000)	—	(3,772,519)	—	(306,349,519)

Non-PEO NEO Average Total Compensation Amount	$ 3,817,788	2,661,279	3,630,883	4,613,363	6,273,896
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,158,670	5,829,423	1,866,727	6,814,238	(584,551)
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	3,817,788	(2,901,283)	242,165	1,158,670
2024	2,661,279	(1,617,270)	4,785,414	5,829,423
2023	3,630,883	(2,690,864)	926,708	1,866,727
2022	4,613,363	(3,702,434)	5,903,309	6,814,238
2021	6,273,896	(5,287,679)	(1,570,768)	(584,551)

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	2,602,629	(1,008,535)	—	(1,139,147)	(212,783)	242,165
2024	1,385,291	1,838,595	771,875	789,653	—	4,785,414
2023	3,003,475	(1,779,126)	—	(297,641)	—	926,708
2022	4,644,883	1,766,504	—	30,999	(539,077)	5,903,309
2021	4,015,070	(2,320,914)	—	(2,427,761)	(837,163)	(1,570,768)
(4)
The Peer Group TSR set forth in this table utilizes the NASDAQ Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the NASDAQ Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and TSR

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, the Company's cumulative TSR over the five most recently completed fiscal years, and the NASDAQ Biotechnology Index TSR over the same period.

Compensation Actually Paid vs. Net Income

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net (Loss) Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net (Loss) Income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Product Revenues

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and Net Product Revenues during the five most recently completed fiscal years.

Tabular List, Table

Tabular List of Most Important Financial Performance Measures

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and non-PEO NEOs for 2025 to Company performance. We break out this table into two lists—one for our PEO and one for our non-PEO NEOs. The measures in this table are not ranked. Please refer to the Compensation Discussion and Analysis for detailed information about how we link executive compensation to performance.

PEO	Non-PEO NEOs
Net Product Revenues	Net Product Revenues
Stock Price

Total Shareholder Return Amount	$ 12.62	71.32	56.56	76	52.82
Peer Group Total Shareholder Return Amount	124.8	93.53	94.06	89.92	100.03
Net Income (Loss)	$ (713,410,000)	$ 235,239,000	$ (535,977,000)	$ (703,488,000)	$ (418,780,000)
Company Selected Measure Amount	1,864,296,000	1,787,960,000	1,144,876,000	843,769,000	612,401,000
PEO Name	Douglas S. Ingram	Douglas S. Ingram	Douglas S. Ingram	Douglas S. Ingram	Douglas S. Ingram
PEO | Measure:: 1
Pay vs Performance Disclosure
Name	Net Product Revenues
PEO | Measure:: 2
Pay vs Performance Disclosure
Name	Stock Price
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,000,005)	$ 0	$ 0	$ (123,314,818)	$ 0
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(19,126,416)	(16,510,096)	(36,232,292)	161,300,986	(306,349,519)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,800,544	0	0	0	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(16,510,096)	(55,743,548)	103,710,486	(302,577,000)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(24,926,960)	0	19,511,256	57,590,500	(3,772,519)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0	0	0	0
Non-PEO NEO | Measure:: 1
Pay vs Performance Disclosure
Name	Net Product Revenues
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,901,283)	(1,617,270)	(2,690,864)	(3,702,434)	(5,287,679)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	242,165	4,785,414	926,708	5,903,309	(1,570,768)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,602,629	1,385,291	3,003,475	4,644,883	4,015,070
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,008,535)	1,838,595	(1,779,126)	1,766,504	(2,320,914)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	771,875	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,139,147)	789,653	(297,641)	30,999	(2,427,761)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (212,783)	$ 0	$ 0	$ (539,077)	$ (837,163)